Submission	Oct. 18, 2024
Submission [Line Items]
Central Index Key	0000872589
Registrant Name	REGENERON PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES